Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Mar. 31, 2018
Accounts Payable And Accrued Liabilities [Abstract]
Summary of Accounts Payable and Accrued Liabilities
	March 31,	March 31,
	2018	2017

Trade payables	$46,175	$5,661
Accrued liabilities	43,396	9,725

Total accounts payable and accrued liabilities	$89,571	$15,386